CITIZENSSELECT FUNDS
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

May 2, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	CitizensSelect Funds (the "Fund") Registration File Nos. 333-82876; 811-21035

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Fund’s Registration Statement; and

(2)	the text of the Fund's Registration Statement was filed electronically on April 30, 2002.

CITIZENSSELECT FUNDS

By: /s/ Jeff Prusnofsky
       Jeff Prusnofsky
       Secretary